1290 SmartBeta Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.40%	8.76%	9.92%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.95%	10.28%	10.82%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.55%	9.05%	9.73%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.98%	7.77%	8.50%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	13.41%	9.73%	10.27%